Property, Plant and Equipment, Net (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 19,653,392	$ 10,893,115
Less: accumulated depreciation	(900,052)	(443,649)
Property, plant and equipment, net	18,753,340	10,449,466
Machinery equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	1,880,505	1,143,605
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	167,618	117,220
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	156,996	81,248
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	1,612,293	932,877
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	3,922,383	106,038
Computer software [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	92,336	81,939
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	10,238,835	8,350,135
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	75,745	80,053
Membrane Cushion [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	216,901
Wastewater Treatment System, Except For Membrane Cushion [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 1,289,780